Annual Fund Operating Expenses - First Trust Multi-Manager Large Growth ETF - First Trust Multi-Manager Large Growth ETF	Jan. 04, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%